Income tax expense (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Expense Tables
Schedule of components of income tax expense

The major components of income tax expense for the years ended December 31, 2017, 2016 and 2015 are:

Consolidated statement of comprehensive income

	December 31, 2017	December 31, 2016	December 31, 2015
Current income tax:
Current income tax charge	$32,934	$28,114	$19,491
Adjustment in respect of current income tax of previous year	2,225	(666)	(2,211)
Deferred tax expense:
Relating to origination and reversal of temporary differences	(15,050)	6,642	13,748

Income tax expense reported in the income statement	$20,109	$34,090	$31,028

Consolidated statement of other comprehensive income
	December 31, 2017	December 31, 2016	December 31, 2015
Hedging reserves	3,558	(3,558)	$(12,678)
Fair value reserves	—	—	(680)
Reserves relating to actuarial gains and losses	(15,018)	4,289	3,410

Income tax charged directly to other comprehensive income	$(11,460)	$731	$(9,948)

Schedule of reconciliation between tax expense and the product

A reconciliation between tax expense and the product of accounting profit multiplied by domestic tax rate for the years ended December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
Accounting profit (loss) after income tax		$82,032		$44,186		$(139,506)
Total income tax expense		20,109		34,090		31,028

Profit (loss) before income tax		$102,141		$78,276		$(108,478)

Income tax at Colombian statutory rate	40.00%	40,856	40.00%	31,311	39.00%	(42,306)
Tax credit (1)	0.00%	—	(5.74%)	(4,493)	2.60%	(2,816)
Productive fixed assets special deduction	(44.91%)	(45,868)	(22.10%)	(17,299)	47.00%	(51,003)
Permanent differences (2)	138.54%	141,508	(346.48%)	(271,209)	47.70%	(51,769)
Non–deductible taxes	3.06%	3,124	15.01%	11,749	(2.7%)	2,893
Effect of tax exemptions and tax rates in foreign jurisdictions	(118.26%)	(120,797)	71.56%	56,014	(24.90%)	27,030
Non recognized deferred tax assets	(141.93%)	(144,965)	248.77%	194,732	(94.5%)	102,553
Fiscal Revenue losses	184.69%	188,640	—	—	—	—
Exchange rate differences	(48.56)%	(49,595)	107.20%	83,916	37.30%	(40,483)
Other	9.30%	9,498	(13.10%)	(10,254)	(0.80%)	878
Changes in tax rates	(2.24%)	(2,292)	(51.58%)	(40,377)	(79.30%)	86,051

	19.69%	$20,109	43.55%	$34,090	28.60%	$31,028

(1)	Airline companies in Colombia are entitled to a tax credit or discount for income tax purposes based on the proportion between the international flights income and total income of the Company during the year. The legislative purpose of this tax provision is to limit the Company’s exposure to double taxation on their worldwide income in Colombia, therefore limiting the tax expense to local Colombian source income.

The tax reform contained in the Law 1819 of 2016 eliminates the tax credit for air or marine international transportation above noted, such tax credit will only be applicable until tax year 2016.

(2)	This item includes several permanent differences that are non-deductible expenses for the purposes of Corporate Income Tax. Consequently, they are necessary for the reconciliation between nominal and effective tax rates. These other permanent differences include various items such as the consolidation of special purpose entities, and losses of property, plant and equipment.

Schedule of deferred tax assets and liabilities

Below we show an analysis of the Company’s deferred tax assets and liabilities:

	Consolidated Statement of Financial Position			Variation
	December 31 de 2017,	December 31 de 2016,	December 31 de 2015,	December 31 de 2017,	December 31 de 2016,
Assets (liabilities)
Accounts payable	$—	$446	$4,470	$(446)	$(4,024)
Inflation adjustments	—	—	(23)	—	23
Deposits and other assets	(3,623)	(12,183)	(157)	8,560	(12,026)
Aircraft maintenance	(31,450)	(3,448)	787	(28,002)	(4,235)
Pension liabilities	28,414	25,842	(19,541)	2,572	45,383
Provisions	56,915	66,947	48,561	(10,032)	18,386
Loss carry forwards	3,103	16,641	31,035	(13,538)	(14,394)
Non-monetary items	(37,095)	(92,832)	(57,913)	55,737	(34,919)
Intangible assets	(11,534)	(12,031)	(12,582)	497	551
Other	(4,575)	(3,889)	(2,265)	(686)	(1,624)

Net deferred tax assets / (liabilities)	$155	$(14,507)	$(7,628)	$14,662	$(6,879)

Schedule of statement of financial position
Reconciliation of deferred tax assets net	December 31, 2017	December 31, 2016
Opening balance as of January 1,	$(14,507)	$(7,628)
Tax income during the period recognized in profit or loss	15,050	(6,642)
Tax income during the period recognized in other comprehensive income	(155)	731
Exchange differences	(233)	(968)

Closing balance as of December 31	$155	$(14,507)